Fixed Assets Held for Sale (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trucks and vehicles	$ 428,332	$ 1,655,413	$ 1,634,880
Accumulated depreciation	(356,990)	(1,350,984)	(1,222,049)
Assets held for sale - net	$ 71,342	$ 304,429	$ 412,831